Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net Investment Income [Line Items]
Total revenue		¥ 2,874,821	¥ 2,814,361	¥ 2,663,659
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		481,432	459,655	451,404
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	33,827	99,268	42,666
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 515,259	¥ 558,923	¥ 494,070

[1]	Life insurance related investment income in fiscal 2023, 2024 and 2025 include net unrealized holding gains of 851 million, ¥43,301 million and ¥997 million on equity securities held as of March 31, 2023, 2024 and 2025, respectively.